Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Schedule of Transaction Occur with Related Parties

The following transaction occurred with related parties:

	Consolidated
	30 June 2019 $	30 June 2018 $
In addition to Director’s fees, Consultancy fees for post directorship executive duties were paid to Barton Place Pty Ltd, a corporation in which Albert Wong has a beneficial interest	—	49,500